Earnings per ordinary share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per ordinary share
Net (loss)/income attributable to ordinary shares	$ (72,066)	$ 165,115	$ 180,962
Weighted-average shares outstanding:
Basic	219,049,877	218,919,822	218,649,877
Dilutive effect of share-based awards	649,582		412,122
Diluted	219,699,459	218,919,822	219,061,999
Basic	$ (0.33)	$ 0.75	$ 0.83
Diluted	$ (0.33)	$ 0.75	$ 0.83